Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments for operating lease commitments
For the Years Ending December 31,	Operating Lease Amounts	Sublease Income	Minimum Payments
2017	$1,427	$(129)	$1,298
2018	1,161	(129)	1,032
2019	658	—	658
2020	490	—	490
2021	444	—	444
Thereafter	55	—	55
Total	$4,235	$(258)	$3,977